UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SMASH SERIES C FUND

FORM N-Q

JULY 31, 2016

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 66.0%
CONSUMER DISCRETIONARY - 3.8%
Auto Components - 0.0%
Johnson Controls Inc., Senior Notes	4.625%	7/2/44	$160,000	$176,049

Automobiles - 0.5%
General Motors Co., Senior Notes	6.250%	10/2/43	1,000,000	1,210,706
General Motors Co., Senior Notes	5.200%	4/1/45	1,000,000	1,076,435

Total Automobiles				2,287,141

Hotels, Restaurants & Leisure - 0.6%
McDonald’s Corp., Senior Notes	3.700%	1/30/26	2,440,000	2,679,369

Household Durables - 0.8%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	1,170,000	1,228,457
Newell Brands Inc., Senior Notes	3.850%	4/1/23	1,310,000	1,401,984
Newell Brands Inc., Senior Notes	4.200%	4/1/26	1,000,000	1,093,807

Total Household Durables				3,724,248

Media - 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	120,000	130,456	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	600,000	663,682	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	330,000	389,471	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	1,700,000	2,046,841	(a)
Time Warner Cable Inc., Debentures	7.300%	7/1/38	1,720,000	2,251,857
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	60,000	67,369
Time Warner Inc., Senior Debentures	7.700%	5/1/32	1,550,000	2,230,059
Time Warner Inc., Senior Notes	6.250%	3/29/41	410,000	545,369
Viacom Inc., Senior Notes	4.250%	9/1/23	710,000	756,460

Total Media				9,081,564

TOTAL CONSUMER DISCRETIONARY				17,948,371

CONSUMER STAPLES - 7.9%
Beverages - 2.7%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	2,420,000	2,509,368
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	4,160,000	4,390,144
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	400,000	489,291
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	510,000	523,152
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	740,000	779,751
PepsiCo Inc., Senior Notes	4.000%	3/5/42	1,010,000	1,126,311
Pernod-Ricard SA, Senior Bonds	5.750%	4/7/21	700,000	814,575	(a)
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	640,000	708,339	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	1,100,000	1,374,090	(a)

Total Beverages				12,715,021

Food & Staples Retailing - 1.9%
CVS Health Corp., Senior Notes	5.125%	7/20/45	4,030,000	5,146,810
Kroger Co., Senior Notes	3.850%	8/1/23	500,000	553,063
Wal-Mart Stores Inc., Senior Notes	4.300%	4/22/44	1,000,000	1,210,102
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	2,070,000	2,172,297

Total Food & Staples Retailing				9,082,272

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food Products - 1.6%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	$460,000	$508,179	(a)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	1,520,000	1,676,449	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,410,000	1,677,082	(a)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	860,000	1,043,459	(a)
Mondelez International Inc., Senior Notes	4.000%	2/1/24	1,600,000	1,770,160
Tyson Foods Inc., Senior Bonds	3.950%	8/15/24	300,000	327,487
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	430,000	459,453	(a)

Total Food Products				7,462,269

Tobacco - 1.7%
Altria Group Inc., Senior Notes	9.250%	8/6/19	950,000	1,168,974
Altria Group Inc., Senior Notes	4.750%	5/5/21	420,000	482,398
Altria Group Inc., Senior Notes	2.850%	8/9/22	390,000	411,634
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	370,000	383,303
Reynolds American Inc., Senior Notes	3.250%	6/12/20	431,000	456,107
Reynolds American Inc., Senior Notes	5.850%	8/15/45	4,150,000	5,479,066

Total Tobacco				8,381,482

TOTAL CONSUMER STAPLES				37,641,044

ENERGY - 12.8%
Energy Equipment & Services - 1.8%
Halliburton Co., Senior Bonds	3.800%	11/15/25	2,950,000	3,063,778
Pride International Inc., Senior Notes	8.500%	6/15/19	2,020,000	2,067,975
Pride International Inc., Senior Notes	6.875%	8/15/20	450,000	427,219
Transocean Inc., Senior Notes	3.750%	10/15/17	3,030,000	2,984,550

Total Energy Equipment & Services				8,543,522

Oil, Gas & Consumable Fuels - 11.0%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	600,000	732,070
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	830,000	879,679
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	1,500,000	1,640,396
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,830,000	1,932,839
Chevron Corp., Senior Notes	2.954%	5/16/26	5,440,000	5,633,844
ConocoPhillips, Notes	6.500%	2/1/39	340,000	426,242
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,450,000	1,595,774
Ecopetrol SA, Senior Notes	5.875%	5/28/45	4,050,000	3,599,437
EOG Resources Inc., Senior Notes	4.150%	1/15/26	5,250,000	5,760,898
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	2,490,000	2,646,285
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	2,060,000	2,319,183
Hess Corp., Notes	7.875%	10/1/29	150,000	179,974
Noble Energy Inc., Senior Notes	4.150%	12/15/21	100,000	106,122
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	620,000	634,419
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,500,000	1,579,251
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,000,000	2,820,000
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	3,000,000	2,305,500
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,307,000	1,357,908
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	2,714,000	2,578,300
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,150,000	1,154,025
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	3.600%	11/1/24	450,000	432,136
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	970,000	1,018,114	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	500,000	544,998	(a)
Shell International Finance BV, Senior Notes	4.125%	5/11/35	1,000,000	1,083,712
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,500,000	1,630,644
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	2,010,000	2,211,149	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	4,360,000	5,451,299	(a)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	95,000	104,975

Total Oil, Gas & Consumable Fuels				52,359,173

TOTAL ENERGY				60,902,695

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 19.7%
Banks - 16.0%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	$1,850,000	$1,945,852	(a)
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,250,000	1,350,522
Bank of America Corp., Senior Notes	5.000%	1/21/44	1,230,000	1,465,436
Bank of America Corp., Senior Notes	4.875%	4/1/44	1,310,000	1,540,357
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	1,650,000	1,739,605
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	300,000	335,902
BNP Paribas SA, Subordinated Notes	4.375%	5/12/26	2,000,000	2,063,720	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,500,000	2,646,737	(a)
Citigroup Inc., Senior Notes	4.500%	1/14/22	800,000	885,238
Citigroup Inc., Senior Notes	8.125%	7/15/39	190,000	305,095
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	3,300,000	3,514,523
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,630,000	1,858,943
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	2,000,000	2,101,812
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	345,000	423,056	(a)(b)(c)
Cooperatieve Rabobank U.A., Subordinated Notes	3.950%	11/9/22	600,000	633,082
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	2,520,000	2,707,664
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	1,500,000	1,585,611
Cooperatieve Rabobank U.A., Subordinated Notes	5.750%	12/1/43	1,050,000	1,305,606
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	670,000	759,324	(a)(b)(c)
Credit Agricole SA, Subordinated Notes	4.375%	3/17/25	1,000,000	1,023,978	(a)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,640,000	1,609,250	(b)(c)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	7,020,000	7,282,569
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	2,530,000	2,716,233
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	3,390,000	3,524,590
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	870,000	907,821
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,500,000	1,546,006
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	2,830,000	2,702,175	(a)
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	340,000	347,922
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	520,000	548,875
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	850,000	915,690
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	2,900,000	3,335,360
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	1,000,000	1,013,371
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	2,300,000	2,389,905
Lloyds Banking Group PLC, Subordinated Notes	4.582%	12/10/25	467,000	477,602	(a)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	640,000	681,920
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	2,130,000	2,239,914
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,375,000	1,416,198	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,100,000	1,228,972	(a)
UBS Group Funding Jersey Ltd., Senior Notes	4.125%	9/24/25	2,870,000	3,035,312	(a)
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	50,000	55,893
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,280,000	1,341,949
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	433,057
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	590,000	706,222
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	920,000	1,005,071
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	3,780,000	4,294,254
Wells Fargo Capital X, Junior Subordinated Bonds	5.950%	12/15/36	380,000	418,950

Total Banks				76,367,144

Capital Markets - 1.4%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,140,000	3,370,162
Credit Suisse NY, Senior Notes	3.625%	9/9/24	550,000	573,882
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	160,000	182,008
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	340,000	368,851
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,210,000	1,556,142
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	500,000	515,670	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	8/29/16	$320,000	$0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	465,000	0	*(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	180,000	0	*(d)(e)(f)(g)

Total Capital Markets				6,566,715

Diversified Financial Services - 0.8%
Blackstone Holdings Finance Co., LLC, Senior Notes	5.000%	6/15/44	500,000	564,939	(a)
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	400,000	448,587	(a)
Voya Financial Inc., Senior Notes	5.700%	7/15/43	2,400,000	2,760,132

Total Diversified Financial Services				3,773,658

Insurance - 1.0%
AIA Group Ltd., Senior Notes	4.875%	3/11/44	1,900,000	2,229,730	(a)
American International Group Inc., Senior Notes	4.500%	7/16/44	600,000	610,907
MetLife Inc., Senior Notes	4.050%	3/1/45	500,000	503,216
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	170,000	236,409	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	900,000	1,033,330	(a)

Total Insurance				4,613,592

Real Estate Investment Trusts (REITs) - 0.5%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	400,000	444,783	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	1,910,000	2,019,166	(a)

Total Real Estate Investment Trusts (REITs)				2,463,949

TOTAL FINANCIALS				93,785,058

HEALTH CARE - 7.0%
Biotechnology - 4.6%
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	1,080,000	1,147,391
Amgen Inc., Senior Notes	3.625%	5/22/24	1,410,000	1,536,766
Celgene Corp., Senior Notes	3.550%	8/15/22	1,540,000	1,646,222
Celgene Corp., Senior Notes	3.875%	8/15/25	1,800,000	1,956,479
Celgene Corp., Senior Notes	4.625%	5/15/44	300,000	324,997
Celgene Corp., Senior Notes	5.000%	8/15/45	2,290,000	2,675,533
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	500,000	543,468
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	7,800,000	8,519,644
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	400,000	469,178
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	2,700,000	3,164,454

Total Biotechnology				21,984,132

Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	190,000	207,072
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	520,000	609,793
Medtronic Inc., Senior Notes	3.500%	3/15/25	1,200,000	1,315,591

Total Health Care Equipment & Supplies				2,132,456

Health Care Providers & Services - 1.4%
Aetna Inc., Senior Notes	2.400%	6/15/21	500,000	510,245
Aetna Inc., Senior Notes	2.800%	6/15/23	380,000	391,711
Aetna Inc., Senior Notes	3.200%	6/15/26	970,000	996,484
Aetna Inc., Senior Notes	4.375%	6/15/46	940,000	982,466
Express Scripts Holding Co., Senior Notes	4.750%	11/15/21	640,000	722,414
Humana Inc., Senior Notes	3.150%	12/1/22	170,000	176,708
Humana Inc., Senior Notes	4.950%	10/1/44	500,000	567,515
Medco Health Solutions Inc., Senior Notes	4.125%	9/15/20	832,000	901,490
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	1,140,000	1,422,962

Total Health Care Providers & Services				6,671,995

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - 0.5%
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	$2,430,000	$2,586,968

TOTAL HEALTH CARE				33,375,551

INDUSTRIALS - 3.4%
Aerospace & Defense - 2.4%
Boeing Co., Senior Notes	2.500%	3/1/25	500,000	519,572
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	3,440,000	3,662,166
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	1,000,000	1,103,373
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	5,000,000	5,857,155

Total Aerospace & Defense				11,142,266

Commercial Services & Supplies - 0.1%
Republic Services Inc., Senior Notes	4.750%	5/15/23	300,000	342,187
Waste Management Inc., Senior Notes	7.375%	5/15/29	170,000	240,228

Total Commercial Services & Supplies				582,415

Electrical Equipment - 0.5%
Eaton Corp., Senior Notes	2.750%	11/2/22	2,270,000	2,348,140

Industrial Conglomerates - 0.1%
General Electric Co., Senior Notes	6.875%	1/10/39	330,000	507,607
General Electric Co., Subordinated Notes	5.300%	2/11/21	144,000	167,037

Total Industrial Conglomerates				674,644

Road & Rail - 0.3%
Burlington Northern Santa Fe LLC, Senior Bonds	4.550%	9/1/44	20,000	24,019
Burlington Northern Santa Fe LLC, Senior Notes	3.400%	9/1/24	500,000	548,262
CSX Corp., Senior Notes	3.400%	8/1/24	500,000	539,492
Norfolk Southern Corp., Senior Notes	3.850%	1/15/24	250,000	276,712

Total Road & Rail				1,388,485

TOTAL INDUSTRIALS				16,135,950

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.3%
Harris Corp., Senior Notes	5.054%	4/27/45	1,090,000	1,296,686

IT Services - 0.3%
Visa Inc., Senior Notes	4.300%	12/14/45	1,460,000	1,725,777

Technology Hardware, Storage & Peripherals - 1.3%
Apple Inc., Senior Notes	2.450%	8/4/26	2,500,000	2,507,810
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	3.480%	6/1/19	3,020,000	3,108,534	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	4.420%	6/15/21	510,000	533,491	(a)

Total Technology Hardware, Storage & Peripherals				6,149,835

TOTAL INFORMATION TECHNOLOGY				9,172,298

MATERIALS - 3.8%
Chemicals - 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	720,000	725,623	(a)

Containers & Packaging - 0.2%
WestRock RKT Co., Senior Notes	4.450%	3/1/19	740,000	782,746

Metals & Mining - 3.3%
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	1,289,000	1,385,025
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	660,000	723,227
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	1,000,000	1,098,578
BHP Billiton Finance USA Ltd., Senior Notes	3.250%	11/21/21	640,000	687,025
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	550,000	579,023

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	$4,950,000	$5,519,250	(a)(b)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	1,450,000	1,301,375
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	50,000	43,000
Glencore Finance Canada Ltd., Senior Notes	4.950%	11/15/21	490,000	509,955	(a)
Glencore Funding LLC, Senior Notes	3.125%	4/29/19	920,000	915,400	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	1,000,000	973,015	(a)
Rio Tinto Finance USA Ltd., Senior Notes	3.750%	9/20/21	170,000	185,751
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,880,000	1,750,724

Total Metals & Mining				15,671,348

Paper & Forest Products - 0.2%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	10,000	10,727
Celulosa Arauco y Constitucion SA, Senior Notes	4.500%	8/1/24	800,000	851,779

Total Paper & Forest Products				862,506

TOTAL MATERIALS				18,042,223

TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.4%
AT&T Inc., Senior Notes	3.400%	5/15/25	2,500,000	2,592,883
AT&T Inc., Senior Notes	5.350%	9/1/40	1,500,000	1,708,998
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	2,870,000	3,044,975	(a)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	2,940,000	3,451,810
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	3,010,000	4,110,324
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	810,000	912,937

Total Diversified Telecommunication Services				15,821,927

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	1,388,000	1,455,437

TOTAL TELECOMMUNICATION SERVICES				17,277,364

UTILITIES - 2.0%
Electric Utilities - 2.0%
Duke Energy Corp., Senior Notes	3.550%	9/15/21	170,000	183,555
FirstEnergy Corp., Notes	7.375%	11/15/31	4,410,000	5,706,447
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,270,000	1,351,135
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	1,650,000	2,209,649

TOTAL UTILITIES				9,450,786

TOTAL CORPORATE BONDS & NOTES (Cost - $295,718,251)				313,731,340

ASSET-BACKED SECURITIES - 3.0%
ALM Loan Funding, 2015-12A A1	2.229%	4/16/27	2,000,000	2,004,722	(a)(b)
BlueMountain CLO Ltd., 2015-1A A1	2.179%	4/13/27	6,000,000	6,002,298	(a)(b)
Cent CLO LP, 2013-19A A1A	2.082%	10/29/25	1,500,000	1,482,587	(a)(b)
Cent CLO LP, 2014-21A A2A	2.734%	7/27/26	4,750,000	4,701,293	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $14,218,984)				14,190,900

SOVEREIGN BONDS - 12.4%
Brazil - 1.6%
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	3,610,000	3,317,590
Federative Republic of Brazil, Senior Notes	2.625%	1/5/23	4,530,000	4,185,720

Total Brazil				7,503,310

Colombia - 0.4%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	1,540,000	1,697,850

Indonesia - 0.9%
Republic of Indonesia, Senior Notes	3.375%	4/15/23	2,300,000	2,350,338	(a)
Republic of Indonesia, Senior Notes	4.125%	1/15/25	2,000,000	2,123,852	(a)

Total Indonesia				4,474,190

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mexico - 3.5%
United Mexican States, Senior Notes	3.600%	1/30/25	$7,940,000	$8,327,075
United Mexican States, Senior Notes	4.750%	3/8/44	2,000,000	2,145,000
United Mexican States, Senior Notes	5.550%	1/21/45	5,000,000	6,018,750

Total Mexico				16,490,825

Peru - 2.0%
Republic of Peru, Senior Bonds	6.550%	3/14/37	520,000	712,400
Republic of Peru, Senior Bonds	5.625%	11/18/50	7,040,000	8,940,800

Total Peru				9,653,200

Poland - 3.0%
Republic of Poland, Senior Notes	4.000%	1/22/24	13,010,000	14,403,241

Russia - 0.2%
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	960,500	1,175,572	(h)

Turkey - 0.8%
Republic of Turkey, Senior Bonds	5.750%	3/22/24	2,480,000	2,674,233
Republic of Turkey, Senior Notes	4.875%	4/16/43	1,000,000	929,655

Total Turkey				3,603,888

TOTAL SOVEREIGN BONDS (Cost - $55,644,818)				59,002,076

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 13.1%
U.S. Government Obligations - 13.1%
U.S. Treasury Bonds	3.000%	11/15/45	2,110,000	2,484,071
U.S. Treasury Notes	0.500%	2/28/17	5,000,000	5,001,800
U.S. Treasury Notes	0.750%	2/28/18	20,000,000	20,032,040
U.S. Treasury Notes	1.625%	6/30/20	13,000,000	13,351,663
U.S. Treasury Notes	1.125%	6/30/21	200,000	200,860
U.S. Treasury Notes	2.125%	6/30/22	20,000,000	21,091,800
U.S. Treasury Notes	1.625%	5/15/26	10,000	10,150

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $61,489,464)				62,172,384

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Treasury 2-Year Notes Futures, Put @ $108.25 (Cost - $7,550)		8/26/16	400	400

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $427,079,067)				449,097,100

			SHARES
SHORT-TERM INVESTMENTS - 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $16,446,549)	0.250%		16,446,549	16,446,549

TOTAL INVESTMENTS - 98.0% (Cost - $443,525,616#)				465,543,649
Other Assets in Excess of Liabilities - 2.0%				9,663,634

TOTAL NET ASSETS - 100.0%				$475,207,283

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of July 31, 2016.

(e)	Value is less than $1.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(g)	Illiquid security.

(h)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series C Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$93,785,058	$0	*	$93,785,058
Other Corporate Bonds & Notes	—	219,946,282	—		219,946,282
Asset-Backed Securities	—	14,190,900	—		14,190,900
Sovereign Bonds	—	59,002,076	—		59,002,076
U.S. Government & Agency Obligations	—	62,172,384	—		62,172,384
Purchased Options	$400	—	—		400

Total Long-Term Investments	$400	$449,096,700	$0	*	$449,097,100

Short-Term Investments†	$16,446,549	—	—		$16,446,549

Total Investments	$16,446,949	$449,096,700	$0	*	$465,543,649

Other Financial Instruments:
Futures Contracts	$6,160,287	—	—		$6,160,287

Total	$22,607,236	$449,096,700	$0	*	$471,703,936

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Futures Contracts	$11,321,792	—	—		$11,321,792
Centrally Cleared Interest Rate Swaps	—	$2,779,059	—		2,779,059

Total	$11,321,792	$2,779,059	—		$14,100,851

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

2. Investments

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$25,449,869
Gross unrealized depreciation	(3,431,836)

Net unrealized appreciation	$22,018,033

Notes to Schedule of Investments (unaudited) (continued)

At July 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	52	3/17	$12,831,169	$12,888,200	$57,031
90-Day Eurodollar	1,000	12/18	246,290,712	247,300,000	1,009,288
U.S. Treasury 2-Year Notes	400	9/16	87,438,800	87,600,000	161,200
U.S. Treasury 5-Year Notes	2,280	9/16	274,107,758	278,195,625	4,087,867

					5,315,386

Contracts to Sell:
90-Day Eurodollar	40	9/16	9,929,870	9,921,000	8,870
90-Day Eurodollar	3,264	12/16	810,022,431	809,186,400	836,031
U.S. Treasury 10-Year Notes	107	9/16	14,086,622	14,236,015	(149,393)
U.S. Treasury Long-Term Bonds	910	9/16	148,509,066	158,738,125	(10,229,059)
U.S. Treasury Ultra Long-Term Bonds	61	9/16	10,679,066	11,622,406	(943,340)

					(10,476,891)

Net unrealized depreciation on open futures contracts					$(5,161,505)

At July 31, 2016, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Chicago Mercantile Exchange	$59,000,000	1/30/25	1.867% semi-annually	3-Month LIBOR quarterly	—	$(2,779,059)

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2016